Note 12 - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,370,000	$ 2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800
Total deferred tax assets	4,123,200	4,360,800
Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069
Total deferred tax liabilities	5,232,100	4,902,100
Net deferred tax assets (liabilities)	$ (1,108,900)	$ (541,300)